Consolidated Balance Sheets - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Current assets
Cash and cash equivalence	$ 502,029	$ 556,788
Accounts receivable	4,720,093	0
Other receivables	360,071	23,791
Advances to suppliers	5,173,680	7,490,564
Due from related parties	611,879	638,926
Inventory	1,463,856	1,142,726
Deferred tax asset	0	111,844
Other current asset	721,868	1,146,786
Total current assets	13,553,476	11,111,425
Non-current assets
Property, plant and equipment, net	7,679,323	6,779,256
Deposit for property, plant and equipment	90,826	1,590,581
Total non-current assets	7,770,149	8,369,837
Total assets	21,323,625	19,481,262
Current liabilities
Accounts payable and accrued liabilities	3,534,973	355,861
Due to shareholders	18,954	18,934
Capital lease obligations - current	33,152	31,022
Due to director	417,770	430,928
Due to related parties	1,056,568	3,080,147
Advance from customers	451,962	120,649
Deferred tax liabilities	83,101	0
Billings in excess of costs	3,489,776	3,847,085
Total current liabilities	9,086,256	7,884,626
Non-current liabilities
Capital lease obligations - non-current	2,687,887	2,718,106
Total non-current liabilities	2,687,887	2,718,106
Total liabilities	11,774,143	10,602,732
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY
Preferred stock: $0.001 par value, 100,000,000 shares authorized, none issued and outstanding	0	0
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 591,042,000 and 598,042,000 shares issued and outstanding, respectively	591,042	598,042
Additional paid-in capital	9,457,675	9,451,675
Subscription receivable	(310,000)	(317,000)
Deficit accumulated	(204,751)	(862,211)
Accumulated other comprehensive gain	15,516	8,024
Total stockholders' equity	9,549,482	8,878,530
Total liabilities and stockholders' equity	$ 21,323,625	$ 19,481,262